NATURE OF OPERATIONS and SIGNIFICANT ACCOUNTING POLICIES - SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Research and Development
Net research and development expenses	$ 12,753,917	$ 11,286,236
Income Taxes
Estimated annual effective tax rate (as a percent)	0.00%	0.00%
Current federal income tax expense	$ 0	$ 0
Current state income tax expense	$ 0	$ 0
Minimum
Concentration of Credit Risk
Maturity period treasury bills	6 months
Maximum
Concentration of Credit Risk
Maturity period treasury bills	12 months